NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
NOTES PAYABLE
NOTES PAYABLE

	2014		2013
(millions of Canadian dollars)	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding December 31	Weighted Average Interest Rate per Annum at December 31

Canadian dollars	1,540	1.2%	751	1.2%
U.S. dollars (2014 - US$800; 2013 – US$1,025)	927	0.7%	1,091	0.3%
	2,467		1,842

Notes Payable consists of commercial paper issued by TransCanada PipeLines Limited (TCPL), TransCanada PipeLine USA Ltd. (TCPL USA), TransCanada American Investments Ltd. (TAIL), and TransCanada Keystone Pipeline, LP (TC Keystone) and drawings on credit facilities. The TC Keystone commercial paper program and facility were terminated in November 2013. The TAIL commercial paper program was initiated in November 2013, replacing the TCPL USA program which was terminated in April 2014.
Notes Payable also includes a US$170 million short-term loan, which was issued on October 1, 2014, by TC Pipelines LP.
At December 31, 2014, total committed revolving and demand credit facilities of $6.7 billion (2013 - $6.2 billion) were available. When drawn, interest on these lines of credit is charged at prime rates of Canadian and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

					year ended December 31
at December 31, 2014					2014	2013	2012
Amount	Unused Capacity	Borrower	For	Matures	Cost to maintain
					(millions of Canadian dollars)
$3 billion	$3 billion	TCPL	Committed, syndicated, revolving, extendible TCPL credit facility	December 2019	6	4	4
US$1 billion	US$1 billion	TCPL USA	Committed, syndicated, revolving, extendible TCPL USA credit facility, guaranteed by TCPL	November 2015	2	1	1
US$1 billion	US$1 billion	TAIL	Committed, syndicated, revolving, extendible TAIL credit facility, guaranteed by TCPL	November 2015	1	—	—
$1.4 billion	$0.6 billion	TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity	Demand	—	—	—